Lease Prepayments (Tables)	12 Months Ended
Dec. 31, 2020
Lease Prepayments
Schedule of Lease Prepayments

The balance represents the lease prepayments of land use rights of the Group as follows:

	December 31, 2020		December 31, 2019
	RMB	US$	RMB
Non-current portion	15,219	2,332	15,762
Current portion - amount charged to expense within a year	534	82	524
	15,753	2,414	16,286